Basis of Presentation - IPR&D, Advertising (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Marketing and Advertising Expense [Abstract]
Advertising expense	$ 6,193,610	$ 2,650,540
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	20 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
IPR&D
Finite-Lived Intangible Assets [Line Items]
Reclassifications		264,100,000
Product Rights
Finite-Lived Intangible Assets [Line Items]
Reclassifications		$ (264,100,000)
Estimated useful life		7 years
Product Rights | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Product Rights | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years
Product Rights | IPR&D
Finite-Lived Intangible Assets [Line Items]
Reclassifications	$ 0